FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Financial liabilities	$ 313,400	$ 356,376
Financial assets	149,039	74,980
United States dollars [Member]
Statement1 [Line Items]
Financial liabilities	(564)	(576)
Financial assets	1,099	2,176
South African rands [Member]
Statement1 [Line Items]
Financial liabilities	(4,877)	(6,171)
Financial assets	$ 0	$ 5,767